December 30, 2002

Dear Fellow Shareholder:

Attached are the financial statements for the fiscal year ended October 31, 2002 including management's discussion and analysis of Fund performance.

On October 1, 2002, the Aon Funds Board of Trustees approved the liquidation of the Funds. Liquidating distributions were made to all shareholders on December 3, 2002.

Thank you for your support of Aon Funds.

Sincerely,




Michael A. Conway
President

AON FUNDS
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS



Government Securities Fund Commentary                            Pages 2 - 3

Asset Allocation Fund Commentary                                 Pages 4 - 5

Audited Financial Statements                                     Pages 6 - 37

    Report of Independent Auditors                               Page 6

    Money Market Fund
         Statement of Assets and Liabilities                     Page 7
         Statement of Operations                                 Page 8
         Statements of Changes in Net Assets                     Page 9
         Schedule of Investments                                 Pages 10 - 12
         Financial Highlights                                    Pages 13 - 14

    Government Securities Fund
         Statement of Assets and Liabilities                     Page 15
         Statement of Operations                                 Page 16
         Statements of Changes in Net Assets                     Page 17
         Schedule of Investments                                 Page 18
         Financial Highlights                                    Pages 19 - 20

    Asset Allocation Fund
         Statement of Assets and Liabilities                     Page 21
         Statement of Operations                                 Page 22
         Statements of Changes in Net Assets                     Page 23
         Schedule of Investments                                 Pages 24 - 30
         Financial Highlights                                    Pages 31 - 32

    Notes to the Financial Statements                            Pages 33 - 37

AON FUNDS
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND

Comparison of a $10,000 Investment

The following graph illustrates the growth of a $10,000 investment in the Government Securities Fund and an investment in the Lehman Brothers U.S. Government Bond Index from the inception of the Fund to October 31, 2002. The illustration assumes that all dividends and distributions are reinvested.


                              [GRAPH APPEARS HERE]

                                                                      9/3/96 to
Comparison of Returns                 1 Year  3 Years(3)  5 Years(3) 10/31/02(4)
--------------------------------------------------------------------------------
Government Securities Fund(1)          3.63%    8.20%       6.65%       54.43%
Lehman U.S. Government Bond Index(2)   6.41%    9.78%       7.78%       63.79%


(1) Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Government Securities Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

(2) The Lehman Brothers U.S. Government Bond Index is an unmanaged index generally considered to be representative of U.S. Government bond market activity.

(3) Average annual total return.

(4) Cumulative total return. September 3, 1996 was the inception date of the Fund.

AON FUNDS
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

U. S. Treasury rates declined again in the year ending October 31, 2002. An uncertain economic outlook, the possibility of war, weakness in capital spending and declining equity prices caused investors to seek the relative safety of U.
S. Government issues.

The Government Securities Fund had a total return of 3.63% for the year ended October 31, 2002. This return compares unfavorably to the Lehman Government Bond Index total return of 6.41% for the same period. The fund under performed the index due to its shorter duration during a period of falling interest rates.


Francis P. Wren
Portfolio Manager

AON FUNDS
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND

Comparison of a $10,000 Investment

The following graph illustrates the growth of a $10,000 investment in the Asset Allocation Fund and an investment in the Lipper Flexible Portfolio Fund Average from the inception of the Fund to October 31, 2002. The illustration assumes that all dividends and distributions are reinvested.


                              [GRAPH APPEARS HERE]

                                                                  3/3/94 to
Comparison of Returns             1 Year  3 Years(2)  5 Years(2)  10/31/02(3)
-----------------------------------------------------------------------------
Asset Allocation Fund(1)          -0.86%   -1.22%       2.10%      111.26%
Lipper Flexible Portfolio Fund
Average(4)                        -8.47%   -4.40%       1.58%       73.13%

(1) Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Asset Allocation Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

(2) Average annual total return.

(3) Cumulative total return. March 3, 1994 was the inception date of the Fund.

(4) The Lipper Flexible Portfolio Fund Average is the average of the returns for the flexible portfolio funds tracked by Lipper Inc.

AON FUNDS
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The Aon Asset Allocation Fund produced a total return of -0.86% for the year ended October 31, 2002. This return compares favorably to the average return of -8.47% for the flexible portfolio funds tracked by Lipper, Inc.

During the past year ended September 30, 2002 the U.S economy began its post recession recovery at a slower-than-average 3.2% annual rate when compared to past post-recession periods. However, corporate profits continued to decline into the fourth quarter of 2001 and have grown slowly in the first three quarters of 2002, for an overall yearly decline of -0.9%. The Federal Reserve's interest rate cuts and slightly lower taxes have stimulated the housing and auto markets and consumer spending, in general. Capital spending, however, has remained weak.

Lack of corporate profit growth coupled with investor concerns relating to corporate accounting scandals and the prospect of war with Iraq put further pressure on relatively high stock market valuations, causing investors to move assets to the safety of bonds. For the year ended October 31, 2002 the S&P 500 and the Lehman Long U. S Government Bond Index produced total returns of -15.11% and +6.04%, respectively.

On March 1, 2002 Ned Davis Research, Inc. (NDR) assumed management responsibility of the Fund's assets, serving as sub-advisor to Aon Advisors, Inc. Relative to a benchmark of 60% S&P 500 and 40% Lehman Long U.S. Government Bond Index, NDR established, at the outset, an 85% allocation to equities and 15 % to U.S Government bonds. But by mid-April its internal models called for an increase in bonds to 60% and a reduction in equities to 40%. This shift meaningfully contributed to the fund's performance relative to the Lipper Flexible Fund average. As the stock market weakened into early summer, the Fund's equity exposure was restored to a more neutral 60% where it remained through October 31, 2002.

Throughout the year, NDR emphasized value-style equities in the Consumer Discretionary and Financial Sectors, especially smaller capitalization companies. NDR also de-emphasized large cap growth-style stocks, particularly those in the Information Technology and Health Care sectors.


Management Team
Ned Davis Research, Inc.

The Board of Trustees and Shareholders
Aon Funds --
     Money Market Fund
     Government Securities Fund
     Asset Allocation Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Aon Funds - Money Market Fund, Government Securities Fund, and Asset Allocation Fund as of October 31, 2002, and the related statements of operations for the year then ended, changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Board of Trustees of the Aon Funds approved a plan of liquidation on October 1, 2002, and the Funds commenced liquidation shortly thereafter. As a result, the Funds changed their basis of accounting for periods subsequent to October 1, 2002, from the going-concern basis to a liquidation basis.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Aon Funds - Money Market Fund, Government Securities Fund, and Asset Allocation Fund at October 31, 2002, the results of their operations, changes in their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States applied on a basis described in the preceding paragraph.


                                                       /s/ Ernst & Young LLP

Chicago, Illinois
November 27, 2002

                                Money Market Fund
                       Statement of Assets and Liabilities
                                October 31, 2002



In thousands, except per share data


Assets
       Investments, at amortized cost ...........................    $1,509,362
       Receivable for fund shares sold ..........................         1,406
                                                                     ----------


Total Assets ....................................................     1,510,768


Liabilities
       Dividends payable ........................................         2,205
       Accrued expenses .........................................           182
       Investment advisory fees payable .........................           144
       Payable for fund shares redeemed .........................            85
                                                                     ----------


Total Liabilities ...............................................         2,616
                                                                     ----------


Net Assets ......................................................    $1,508,152
                                                                     ==========


Net Asset Value Per Share  (based on net assets of $1,508,152 and
       1,508,152 shares issued and outstanding) .................    $     1.00
                                                                     ==========


               See accompanying notes to the financial statements

                                Money Market Fund
                             Statement of Operations
                       For the year ended October 31, 2002


In thousands


Investment Income
       Interest ..............................................    $26,903
                                                               ----------


Total Investment Income ......................................     26,903


Expenses
       Investment advisory fees...............................      1,490
       Fund administration fees...............................        646
       Professional fees .....................................        130
       Custodian fees ........................................        128
       Fund accounting fees ..................................        118
       Trustees fees .........................................         62
       Registration fees .....................................         42
       Transfer agent fees ...................................         30
                                                               ----------


Total Expenses ...............................................      2,646
                                                               ----------


Net Investment Income ........................................    $24,257
                                                               ==========


               See accompanying notes to the financial statements

                                Money Market Fund
                         Statements of Changes in Net Assets


                                                          Year         Year
In thousands                                              ended        ended
                                                         10/31/02     10/31/01
                                                       -----------  -----------
Change in net assets from operations
       Net investment income ........................  $    24,257       61,368


Distributions to shareholders from:
       Net investment income ........................      (24,257)     (61,368)


Capital share transactions
       Proceeds from sale of shares .................   11,233,956    9,581,253
       Reinvestment of distributions ................       14,634       38,902
       Cost of shares redeemed ......................  (11,449,266)  (9,296,970)
                                                       -----------  -----------
       Change in net assets from capital transactions     (200,676)     323,185
                                                       -----------  -----------


Change in net assets ................................     (200,676)     323,185
Net assets at beginning of year .....................    1,708,828    1,385,643
                                                       -----------  -----------


Net assets at end of year ...........................  $ 1,508,152    1,708,828
                                                       ===========  ===========


Undistributed net investment income .................  $         0            0
                                                       ===========  ===========


               See accompanying notes to the financial statements

                                                        Money Market Fund
                                                     Schedule of Investments
                                                        October 31, 2002

                                        Principal                                                          Principal
In thousands                             Amount        Value                                                Amount        Value
                                       ----------    ----------                                           ----------    ----------
COMMERCIAL PAPER                                                     Conglomerates - 4.6%
Aerospace & Defense - 1.9%                                           Emerson
International Lease Finance Corp.                                    1.720%       due  11/06/2002         $   28,000    $   27,993
1.750%        due  11/21/2002          $   19,000    $   18,982      1.700%       due  11/14/2002              2,000         1,999
1.750%        due  12/10/2002              10,000         9,981      General Electric Capital Corp.
                                                     ----------      1.740%       due  11/08/2002              5,000         4,998
                                                         28,963      1.740%       due  11/14/2002              5,000         4,997
Auto & Truck - 1.1%                                                  1.760%       due  12/13/2002             24,000        23,951
Paccar Finance Co.                                                   Minnesota Mining & Mfg
1.710%        due  11/06/2002               2,700         2,699      1.700%       due  11/20/2002              4,867         4,863
1.700%        due  11/08/2002               6,500         6,498
1.750%        due  11/22/2002               7,000         6,993                                                         ----------
                                                     ----------                                                             68,801
                                                         16,190      Finance - 2.2%
Banking/Foreign - 2.2%                                               American Express Company
Canadian Imperial Bank                                               1.750%       due  11/01/2002              7,000         7,000
1.740%        due  11/04/2002              22,000        21,997      1.730%       due  11/08/2002             10,000         9,997
1.760%        due  11/06/2002              11,000        10,997      1.730%       due  11/15/2002             16,000        15,989
                                                     ----------                                                         ----------
                                                         32,994                                                             32,986
Beverages - 2.2%                                                     Food Processing - 2.0%
Coca-Cola Company                                                    Unilever N.V.
1.700%        due  11/15/2002              13,000        12,991      1.700%       due  11/01/2002             10,000        10,000
1.710%        due  12/03/2002              20,000        19,970      1.730%       due  11/12/2002              6,000         5,997
                                                     ----------      1.710%       due  11/18/2002             14,000        13,989
                                                         32,961                                                         ----------
Chemicals - 2.2%                                                                                                            29,986
E.I. DuPont de Nemours                                               Insurance - 2.2%
1.710%        due  11/14/2002              33,319        33,298      AEGON N.V.
                                                                     1.760%       due  12/02/2002             34,000        33,948
Computer Hardware - 1.9%
IBM                                                                  Major Drugs - 2.9%
1.670%        due  11/14/2002              28,561        28,544      Abbott Labs
                                                                     1.680%       due  11/21/2002              9,000         8,992

                                       See accompanying notes to the financial statements

                                                               10

                                                        Money Market Fund
                                                     Schedule of Investments
                                                        October 31, 2002

                                        Principal                                                          Principal
In thousands                             Amount        Value                                                Amount        Value
                                       ----------    ----------                                           ----------    ----------
Merck & Co., Inc.                                                    Personal & Household Products - 3.0%
1.740%        due  11/08/2002          $    3,000    $    2,999      Colgate-Palmolive Company
1.720%        due  11/13/2002              27,000        26,984      1.700%       due  11/01/2002         $   32,000    $   32,000
1.710%        due  11/14/2002               5,000         4,997      Proctor & Gamble
                                                     ----------      1.700%       due  11/01/2002             10,000        10,000
                                                         43,972      1.720%       due  11/08/2002              3,500         3,499
Money Center Banks - 2.0%                                                                                               ----------
Wells Fargo & Company                                                                                                       45,499
1.740%        due  11/08/2002              14,000        13,995      Printing & Publishing - 2.2%
1.730%        due  12/03/2002              16,000        15,975      Gannett Co., Inc.
                                                     ----------      1.720%       due  11/06/2002              7,500         7,498
                                                         29,970      1.720%       due  11/12/2002             21,000        20,989
Oil & Gas - 3.9%                                                     1.730%       due  11/15/2002              4,500         4,497
BP Plc                                                                                                                  ----------
1.730%        due  12/09/2002               4,000         3,993                                                             32,984
ChevronTexaco Corporation                                            Retail - 2.0%
1.680%        due  11/07/2002              26,000        25,993      Wal-Mart Stores, Inc.
Exxon Mobil Corporation                                              1.720%       due  11/06/2002              4,500         4,499
1.710%        due  11/06/2002              29,167        29,160      1.740%       due  11/13/2002              4,000         3,998
                                                     ----------      1.710%       due  11/19/2002             21,600        21,581
                                                         59,146                                                         ----------
Office Equipment -2.1%                                                                                                      30,078
Pitney Bowes, Inc.                                                   Trucking - 2.0%
1.700%        due  11/04/2002              32,000        31,995      United Parcel Service, Inc.
                                                                     1.620%       due  11/01/2002             30,000        30,000
Paper & Paper Products - 2.0%
Kimberly-Clark Corp.                                                 Utilities - Electric - 1.9%
1.700%        due  11/04/2002               1,400         1,400      Florida Power & Light Co
1.700%        due  11/06/2002              16,500        16,496      1.790%       due  11/01/2002             10,000        10,000
1.710%        due  11/07/2002               5,000         4,999      1.820%       due  11/05/2002              4,000         3,999
1.720%        due  11/19/2002               7,000         6,994      1.800%       due  11/12/2002              3,000         2,998
                                                     ----------      1.780%       due  11/22/2002             11,900        11,888
                                                         29,889                                                         ----------
                                                                                                                            28,885
                                                                                                                        ----------

                                                                     Total Commercial Paper - 46.5%                        701,089

                                       See accompanying notes to the financial statements

                                                               11

                                                        Money Market Fund
                                                     Schedule of Investments
                                                        October 31, 2002

                                        Principal                                                          Principal
In thousands                             Amount        Value                                                Amount        Value
                                       ----------    ----------                                           ----------    ----------
U.S. GOVERNMENT SECURITIES                                           REPURCHASE AGREEMENT - 0.2%
U.S. Government Agencies - 15.7%                                     Nesbitt Burns*
Federal Home Loan Bank                                               1.250%       due  11/01/2002          $   2,256    $    2,256
1.610%        due  11/06/2002          $    5,785    $    5,784                                                         ----------
1.700%        due  11/13/2002              29,000        28,984
                                                     ----------      TOTAL INVESTMENTS - 100.1%                          1,509,362
                                                         34,768
Federal Home Loan Mortgage Corp.                                     Liabilities, less other assets - (0.1%)                (1,210)
1.680%        due  11/05/2002              50,000        49,991                                                         ----------
1.670%        due  11/08/2002              35,703        35,691
                                                     ----------      TOTAL NET ASSETS - 100.0%                          $1,508,152
                                                         85,682                                                         ==========
Federal National Mortgage Association
1.690%        due  11/18/2002              10,000         9,992      *Collateralized by U.S. Treasury Note (1.43% due
1.700%        due  11/27/2002              46,000        45,944      December 12, 2002); held by custodian
                                                     ----------
                                                         55,936
Student Loan Marketing Association
1.680%        due  11/01/2002              60,500        60,500
                                                     ----------

Total U.S. Government Agencies                          236,886

U.S. Government Obligations - 37.7%
U.S. Treasury Bill
1.850%        due  11/07/2002             171,500       171,454
1.870%        due  11/14/2002             165,000       164,902
1.900%        due  11/21/2002             179,000       178,837
1.890%        due  11/29/2002              54,000        53,938
                                                     ----------

Total U.S. Government Obligations                       569,131
                                                     ----------

Total U.S. Government Securities - 53.4%                806,017

                                       See accompanying notes to the financial statements

                                                               12

                                Money Market Fund
                              Financial Highlights

                                                             Year               Year              Year
                                                             ended              ended             ended
Selected per share data                                     10/31/02           10/31/01          10/31/00
                                                         -------------        ---------         ---------
Net asset value, beginning of year ...............       $        1.00             1.00              1.00


Income from investment operations:
       Net investment income .....................                0.02             0.05              0.06
       Net realized and unrealized gain ..........                0.00             0.00              0.00
                                                         -------------        ---------         ---------
Total income from investment operations ..........                0.02             0.05              0.06


Less distributions:
       Dividends from net investment income ......                0.02             0.05              0.06
       Distributions from net realized gain ......                0.00             0.00              0.00
                                                         -------------        ---------         ---------
Total distributions ..............................                0.02             0.05              0.06
                                                         -------------        ---------         ---------


Net asset value, end of year .....................       $        1.00             1.00              1.00
                                                         =============        =========         =========


Total return .....................................                1.64%            4.66%*            6.21%
                                                         =============        =========         =========


Ratios and supplemental data:
Net assets, end of period (in thousands) .........       $   1,508,152        1,708,828         1,385,643
Ratio to average net assets of:
       Expenses, net of waivers and reimbursements                0.18%            0.18%             0.18%
       Expenses, before waivers and reimbursements                0.18%            0.18%             0.33%
       Net investment income, net of waivers
            and reimbursements ...................                1.63%            4.54%             6.05%
       Net investment income, before waivers
            and reimbursements ...................                1.63%            4.54%             5.90%

--------------------------------------------------------------------------------
* Total return for the year ended October 31, 2001 includes the effect of a voluntary payment from the Investment Advisor. Without this payment total return would have been 4.12%

               See accompanying notes to the financial statements

                                Money Market Fund
                        Financial Highlights (continued)

                                                                          Year           Year
                                                                          ended          ended
Selected per share data                                                  10/31/99       10/31/98
                                                                      -------------  -------------
Net asset value, beginning of year ............................       $        1.00           1.00


Income from investment operations:
       Net investment income ..................................                0.05           0.05
       Net realized and unrealized gain .......................                0.00           0.00
                                                                      -------------  -------------
Total income from investment operations .......................                0.05           0.05


Less distributions:
       Dividends from net investment income ...................                0.05           0.05
       Distributions from net realized gain ...................                0.00           0.00
                                                                      -------------  -------------
Total distributions ...........................................                0.05           0.05
                                                                      -------------  -------------


Net asset value, end of year ..................................       $        1.00           1.00
                                                                      =============  =============


Total return ..................................................                5.03%          5.54%
                                                                      =============  =============


Ratios and supplemental data:
Net assets, end of year (in thousands) ........................       $   1,144,842        693,667
Ratio to average net assets of:
       Expenses, net of waivers and reimbursements ............                0.19%          0.20%
       Expenses, before waivers and reimbursements ............                0.39%          0.40%
       Net investment income, net of waivers and reimbursements                4.93%          5.40%
       Net investment income, before waivers and reimbursements                4.73%          5.20%


               See accompanying notes to the financial statements

                           Government Securities Fund
                       Statement of Assets and Liabilities
                                October 31, 2002


In thousands, except per share data


Assets
       Investments in securities, at value (cost - $136,508) .    $ 140,202
       Interest receivable ...................................        1,198
       Receivable for fund shares sold .......................          390
                                                                  ---------


Total Assets .................................................      141,790


Liabilities
       Dividends payable .....................................          380
       Accrued expenses ......................................           27
       Investment advisory fees payable ......................           12
       Payable for fund shares redeemed ......................            9
                                                                  ---------


Total Liabilities ............................................          428
                                                                  ---------


Net Assets ...................................................    $ 141,362
                                                                  =========


Analysis of Net Assets:
       Paid in capital .......................................    $ 137,794
       Accumulated net realized loss .........................         (130)
       Net unrealized appreciation ...........................        3,694
       Undistributed net investment income ...................            4
                                                                  ---------


Net Assets ...................................................    $ 141,362
                                                                  =========


Net Asset Value Per Share (based on net assets of $141,362 and
       13,351 shares issued and outstanding) .................    $   10.59
                                                                  =========


               See accompanying notes to the financial statements

                           Government Securities Fund
                             Statement of Operations
                       For the year ended October 31, 2002


In thousands


Investment Income
       Interest ...........................................    $ 7,240
                                                               -------


Total Investment Income ...................................      7,240


Expenses
       Investment advisory fees ...........................        157
       Fund administration fees ...........................         78
       Fund accounting fees ...............................         50
       Transfer agent fees ................................         21
       Professional fees ..................................         15
       Custodian fees .....................................         14
       Registration fees ..................................         10
       Trustees fees ......................................          8
       Other ..............................................          1
                                                               -------


Total Expenses ............................................        354
                                                               -------


Net Investment Income .....................................      6,886


Net Realized and Unrealized Gain (Loss)
       Net realized gain on sale of investments ...........        808
       Change in net unrealized appreciation on investments     (5,772)
                                                               -------


       Net realized and unrealized gain (loss) ............     (4,964)
                                                               -------


Net Change in Net Assets from Operations ..................    $ 1,922
                                                               =======


               See accompanying notes to the financial statements

                           Government Securities Fund
                       Statements of Changes in Net Assets


                                                          Year          Year
                                                          ended         ended
In thousands                                             10/31/02      10/31/01
                                                        ---------     ---------
Change in net assets from operations
       Net investment income ........................   $   6,886        9,716
       Net realized gain ............................         808        8,047
       Change in net unrealized appreciation ........      (5,772)       9,262
                                                        ---------      -------
       Change in net assets from operations .........       1,922       27,025


Distributions to shareholders from:
       Net investment income ........................      (6,897)      (9,721)
       Net realized gain ............................           0            0
                                                        ---------      -------
       Total distributions ..........................      (6,897)      (9,721)


Capital share transactions
       Proceeds from sale of shares .................      25,798       91,659
       Reinvestment of distributions ................       6,897        9,720
       Cost of shares redeemed ......................    (116,186)     (62,496)
                                                        ---------      -------
       Change in net assets from capital transactions     (83,491)      38,883
                                                        ---------      -------


Change in net assets ................................     (88,466)      56,187
Net assets at beginning of year .....................     229,828      173,641
                                                        ---------      -------


Net assets at end of year ...........................   $ 141,362      229,828
                                                        =========      =======


Undistributed net investment income .................   $       4           15
                                                        =========      =======

               See accompanying notes to the financial statements

                                                  Government Securities Fund
                                                    Schedule of Investments
                                                       October 31, 2002

                                        Principal                                                          Principal
In thousands                             Amount        Value                                                Amount        Value
                                       ----------    ----------                                           ----------    ----------

U.S. GOVERNMENT SECURITIES                                           U.S. Government Obligations - 46.7%
U.S. Government Agencies - 52.5%                                     U.S. Treasury Bonds
A.I.D. Israel                                                        2.250%       due  07/31/2004         $   40,000    $   40,438
5.890%        due  08/15/2005          $    9,500    $   10,312      3.250%       due  08/15/2007             25,000        25,575
                                                                                                                        ----------
Federal Home Loan Bank                                               Total U.S. Government Obligations                      66,013
1.521%        due  11/01/2002               1,135         1,135                                                         ----------
                                                                     Total U.S. Government Securities
Federal Home Loan Mortgage Corp.                                     (cost - $136,476)                                     140,170
1.680%        due  11/05/2002              19,115        19,112
1.600%        due  11/12/2002               5,000         4,997      DEMAND NOTE
                                                     ----------
                                                         24,109      Utility-Electric - 0.0%
Federal National Mortgage Association                                Wisconsin Electric Demand Note
1.700%        due  11/13/2002               2,000         1,999      1.453%       due  11/01/2002
1.690%        due  11/18/2002               8,520         8,513      (cost - $32)                                 32            32
1.600%        due  11/20/2002               4,000         3,997                                                         ----------
                                                     ----------
                                                         14,509      TOTAL INVESTMENTS - 99.2%
Financial Assistance Corp.                                           (cost - $136,508)                                     140,202
9.375%        due  07/21/2003               6,830         7,189
8.800%        due  06/10/2005              14,500        16,861      Other assets, less liabilities - 0.8%                   1,160
                                                     ----------                                                         ----------
                                                         24,050
Small Business Administration                                        TOTAL NET ASSETS - 100.0%                          $  141,362
2.750%        due  07/25/2013                  42            42                                                         ==========
                                                     ----------

Total U.S. Government Agencies                           74,157

                                       See accompanying notes to the financial statements

                                                               18

                           Government Securities Fund
                              Financial Highlights

                                                            Year            Year           Year
                                                            ended           ended          ended
Selected per share data                                    10/31/02        10/31/01       10/31/00
                                                         -----------     -----------    -----------
Net asset value, beginning of period .............       $     10.70            9.83           9.91


Income from investment operations:
       Net investment income .....................              0.47            0.53           0.59
       Net realized and unrealized gain (loss) ...             (0.11)           0.87           0.03
                                                         -----------     -----------    -----------
Total income from investment operations ..........              0.36            1.40           0.62


Less distributions:
       Dividends from net investment income ......              0.47            0.53           0.59
       Distributions from net realized gain ......              0.00            0.00           0.11
                                                         -----------     -----------    -----------
Total distributions ..............................              0.47            0.53           0.70
                                                         -----------     -----------    -----------


Net asset value, end of period ...................       $     10.59           10.70           9.83
                                                         ===========     ===========    ===========


Total return .....................................              3.63%          14.59%          6.70%
                                                         ===========     ===========    ===========


Ratios and supplemental data:
Net assets, end of period (in thousands) .........       $   141,362         229,828        173,641
Ratio to average net assets of:
       Expenses, net of waivers and reimbursements              0.23%           0.22%          0.22%
       Expenses, before waivers and reimbursements              0.23%           0.22%          0.46%
       Net investment income, net of waivers
            and reimbursements ...................              4.39%           5.21%          6.05%
       Net investment income, before waivers
            and reimbursements ...................              4.39%           5.21%          5.81%
Portfolio turnover rate ..........................               157%            228%           163%


               See accompanying notes to the financial statements

                           Government Securities Fund
                        Financial Highlights (continued)

                                                                         Year            Year
                                                                         ended           ended
Selected per share data                                                 10/31/99        10/31/98
                                                                      -----------     -----------
Net asset value, beginning of year ............................       $     11.09           10.49


Income (loss) from investment operations:
       Net investment income ..................................              0.56            0.59
       Net realized and unrealized gain (loss) ................             (0.82)           0.60
                                                                      -----------     -----------
Total income (loss) from investment operations ................             (0.26)           1.19


Less distributions:
       Dividends from net investment income ...................              0.56            0.59
       Distributions from net realized gain ...................              0.36            0.00
                                                                      -----------     -----------
Total distributions ...........................................              0.92            0.59
                                                                      -----------     -----------


Net asset value, end of year ..................................       $      9.91           11.09
                                                                      ===========     ===========


Total return ..................................................             (2.50)%         11.72%
                                                                      ===========     ===========


Ratios and supplemental data:
Net assets, end of year (in thousands) ........................       $   155,004         156,312
Ratio to average net assets of:
       Expenses, net of waivers and reimbursements ............              0.22%           0.23%
       Expenses, before waivers and reimbursements ............              0.55%           0.57%
       Net investment income, net of waivers and reimbursements              5.38%           5.54%
       Net investment income, before waivers and reimbursements              5.05%           5.20%
Portfolio turnover rate .......................................                77%            219%

               See accompanying notes to the financial statements

                              Asset Allocation Fund
                       Statement of Assets and Liabilities
                                October 31, 2002


In thousands, except per share data


Assets
       Investments in securities, at value (cost - $115,849) ..    $ 119,109
       Receivable for securities sold .........................       26,214
       Interest receivable ....................................          433
       Dividends receivable ...................................           32
       Receivable for fund shares sold ........................           14
                                                                   ---------

Total Assets ..................................................      145,802


Liabilities
       Payable for securities purchased .......................       25,965
       Variation margin .......................................          144
       Investment advisory fees payable .......................           53
       Accrued expenses .......................................           29
       Payable for fund shares redeemed .......................            2
                                                                   ---------


Total Liabilities .............................................       26,193
                                                                   ---------


Net Assets ....................................................    $ 119,609
                                                                   =========


Analysis of Net Assets
       Paid in capital ........................................    $ 118,640
       Accumulated net realized loss ..........................       (2,871)
       Net unrealized appreciation ............................        3,635
       Undistributed net investment income ....................          205
                                                                   ---------


Net Assets ....................................................    $ 119,609
                                                                   =========


Net Asset Value Per Share  (based on net assets of $119,609 and
       9,374 shares issued and outstanding) ...................    $   12.76
                                                                   =========


               See accompanying notes to the financial statements

                              Asset Allocation Fund
                             Statement of Operations
                       For the year ended October 31, 2002


In thousands


Investment Income
       Interest .................................................    $ 2,809
       Dividends ................................................        755
       Other income .............................................         64
                                                                     -------


Total Investment Income .........................................      3,628


Expenses
       Investment advisory fees .................................        560
       Fund administration fees .................................         66
       Fund accounting fees .....................................         44
       Custodian fees ...........................................         31
       Professional fees ........................................         26
       Transfer agent fees ......................................         24
       Registration fees ........................................          7
       Trustees fees ............................................          6
       Other ....................................................          1
                                                                     -------


Total Expenses ..................................................        765
                                                                     -------


Net Investment Income ...........................................      2,863


Net Realized and Unrealized Gain (Loss)
       Net realized gain on sale of investments .................      2,263
       Net realized loss on futures contracts ...................     (2,348)
       Change in net unrealized appreciation on investments .....     (4,022)
       Change in net unrealized appreciation on futures contracts        375
                                                                     -------


       Net realized and unrealized gain (loss) ..................     (3,732)
                                                                     -------


Net Change in Net Assets from Operations ........................    $  (869)
                                                                     =======


               See accompanying notes to the financial statements

                              Asset Allocation Fund
                       Statements of Changes in Net Assets



                                                          Year          Year
In thousands                                              ended         ended
                                                         10/31/02      10/31/01
                                                        ---------     ---------
Change in net assets from operations
       Net investment income ........................   $   2,863         3,729
       Net realized loss ............................         (85)       (2,145)
       Change in net unrealized appreciation ........      (3,647)      (23,959)
                                                        ---------     ---------
       Change in net assets from operations .........        (869)      (22,375)


Distributions to shareholders from:
       Net investment income ........................      (2,886)       (3,856)
       Net realized gain ............................           0       (16,230)
                                                        ---------     ---------
       Total distributions ..........................      (2,886)      (20,086)


Capital share transactions
       Proceeds from sale of shares .................      19,885        27,931
       Reinvestment of distributions ................       2,885        20,087
       Cost of shares redeemed ......................     (35,118)      (56,746)
                                                        ---------     ---------
       Change in net assets from capital transactions     (12,348)       (8,728)
                                                        ---------     ---------


Change in net assets ................................     (16,103)      (51,189)
Net assets at beginning of year .....................     135,712       186,901
                                                        ---------     ---------


Net assets at end of year ...........................   $ 119,609       135,712
                                                        =========     =========


Undistributed net investment income .................   $     205           228
                                                        =========     =========

               See accompanying notes to the financial statements

                                                          Asset Allocation Fund
                                                         Schedule of Investments
                                                            October 31, 2002

In thousands, except shares              Shares        Value                                                Shares        Value
                                       ----------    ----------                                           ----------    ----------
COMMON STOCKS                                                        Housewares & Specialties - 0.6%
Common Stocks - Consumer Discretionary                               American Greetings Corp.*                 8,300    $      125
Automobiles - 0.2%                                                   Lancaster Colony Corp.                    5,500           250
DaimlerChrysler AG (ADR)                    5,900    $      201      Newell Rubbermaid Co.                     9,100           295
                                                                                                                        ----------
Broadcasting & Cable TV - 0.5%                                                                                                 670
Clear Channel Comms*                       10,100           374      Movies & Entertainment - 0.8%
Comcast Corporation*                        7,000           161      AOL Time Warner, Inc.*                   39,700           586
Univision Communications*                   1,500            39      Viacom, Inc.*                             9,200           410
                                                     ----------                                                         ----------
                                                            574                                                                996
Casinos & Gaming - 1.8%
Argosy Gaming*                             18,800           376      Publishing & Printing - 2.1%
Boyd Gaming Corporation*                    5,300            59      Belo Corp.                                9,700           224
GTECH Holdings Corp.*                      11,600           302      Gannett Co.                               2,600           197
Harrah's Entertainment*                     9,900           416      E. W. Scripps Company                     3,800           293
Intl Game Technology*                       6,500           489      McClatchy Company                         2,500           155
Mandalay Resort Group*                      5,800           164      McGraw-Hill                               8,200           529
Station Casinos, Inc.*                     21,700           390      Meredith Corp.                            4,500           205
                                                     ----------      Scholastic Corp.*                         9,000           397
                                                          2,196      Tribune Co.                              11,300           543
Footwear - 0.1%                                                                                                         ----------
Timberland Company*                         2,800            89                                                              2,543
                                                                     Restaurants - 1.3%
Homebuilding - 0.8%                                                  Applebee's Intl                           1,800            43
D.R. Horton                                 6,500           125      Bob Evans Farms                           2,200            55
KB Home                                     9,300           439      CBRL Group, Inc.                         11,500           269
Lennar Corp.                                4,800           265      Darden Restaurants                       10,400           197
Ryland Group                                1,000            42      Krispy Kreme Doughnuts, Inc.*            13,000           446
Standard Pacific                            5,500           134      P.F. Chang's China Bistro*                8,200           283
                                                     ----------      Panera Bread Co.*                         1,400            46
                                                          1,005      Starbucks Corporation*                    8,300           198
Hotels - 0.7%                                                                                                           ----------
Carnival Corp.                             18,400           481                                                              1,537
MGM MIRAGE*                                12,400           386      Retail - Apparel - 0.0%
                                                     ----------      Stage Stores, Inc.*                       2,100            45
                                                            867

                                       See accompanying notes to the financial statements

                                                               24

                                                          Asset Allocation Fund
                                                         Schedule of Investments
                                                            October 31, 2002

In thousands, except shares              Shares        Value                                                Shares        Value
                                       ----------    ----------                                           ----------    ----------

Retail - Catalog - 0.1%                                              Payless ShoeSource*                       3,300    $      167
Insight Enterprises, Inc.*                  8,500    $       65      Pep Boys-Manny, Moe & Jack                6,100            71
                                                                     Pier 1 Imports                            2,300            43
Retail - Computers & Electronics - 0.2%                              Sonic Automotive, Inc.*                   2,800            44
CDW Computer Centers, Inc.*                 4,500           239      Staples, Inc.*                           17,700           273
                                                                     Tiffany & Co.                            13,200           346
Retail - Department Stores - 0.3%                                    Williams-Sonoma, Inc.*                    6,400           152
Dillard Inc.                                2,600            43      Zale Corp.*                               1,400            41
Neiman-Marcus Group, Inc.                   1,500            44                                                         ----------
Kohl's Corp.*                               4,600           269                                                              4,261
Sears, Roebuck & Co.                        1,700            45                                                         ----------
                                                     ----------      Total Common Stocks -
                                                            401      Consumer Discretionary - 15.1%                         18,014
Retail - Drugs - 0.1%
Walgreen Company                            2,300            78      Common Stocks - Consumer Staples
                                                                     Brewers & Vintners - 0.8%
Retail - General Merchandise - 1.4%                                  Adolph Coors Company                      4,500           308
Wal-Mart Stores, Inc.                      31,300         1,676      Anheuser-Busch Co.                       11,400           601
                                                                     Brown-Forman Corporation *                1,500           108
Retail - Home Improvement - 0.5%                                                                                        ----------
Home Depot                                 11,400           329                                                              1,017
Lowe's Companies, Inc.                      5,800           242      Packaged Foods - 1.3%
                                                     ----------      ConAgra Foods, Inc.                       1,800            44
                                                            571      Flowers Foods, Inc.*                      2,000            44
Retail - Specialty Goods - 3.6%                                      Kellogg Co.                              10,400           331
Amazon.com, Inc.*                          23,900           463      Kraft Foods, Inc.,                        5,400           213
AutoZone, Inc.*                             5,600           480      J.M. Smucker Company                      1,222            45
Bed Bath & Beyond Inc.*                    14,500           514      Ralcorp Holdings*                        11,200           253
Blockbuster, Inc.                          12,500           300      Sara Lee Corp.                            7,800           178
Claire's Stores                             3,200            82      Unilever N.V. (ADR)                         700            45
Cost Plus*                                  5,000           145      Unilever PLC (ADR)                        9,300           363
eBay, Inc.*                                 9,200           582                                                         ----------
Linens 'n Things, Inc.*                     2,000            47                                                              1,516
Michaels Stores, Inc.*                      6,500           292      Personal & Household Products - 1.7%
Office Depot, Inc.*                        15,200           219      Clorox Co.                               11,300           508
                                                                     Colgate-Palmolive                         8,200           451
                                                                     Procter & Gamble Co.                     11,100           982


                                       See accompanying notes to the financial statements

                                                               25

                                                          Asset Allocation Fund
                                                         Schedule of Investments
                                                            October 31, 2002

In thousands, except shares              Shares        Value                                                Shares        Value
                                       ----------    ----------                                           ----------    ----------

Yankee Candle Company, Inc.*                2,500    $       43      Westport Resources Corp.*                15,100    $      262
                                                     ----------      XTO Energy Inc.                           2,800            67
                                                          1,984                                                         ----------
Soft Drinks - 2.0%                                                                                                           1,556
Coca-Cola Company                          14,600           679      Oil & Gas - Integrated - 1.7%
Coca-Cola Enterprises                      20,900           498      ChevronTexaco Corp.                         600            41
Fomento Economico Mexican                   9,200           333      Equitable Resources                      12,400           441
Pepsi Bottling Group, Inc.                 16,300           439      Exxon Mobil Corporation                  47,300         1,592
PepsiCo Inc.                                9,700           428                                                         ----------
                                                     ----------                                                              2,074
                                                          2,377                                                         ----------
Tobacco - 0.4%
Philip Morris Companies                    12,200           497      Total Common Stocks - Energy - 3.8%                     4,619
                                                     ----------
                                                                     Common Stocks - Financials
Total Common Stocks - Consumer Staples - 6.2%             7,391      Banks - 5.3%
                                                                     AmSouth Bancorporation                    6,500           127
Common Stocks - Energy                                               Bank of America Corp.                     9,700           677
Oil & Gas - Drilling - 0.8%                                          Bank of New York                         10,200           265
Ensco International, Inc.                   1,600            43      Bank One Corp.                            4,000           154
FMC Technologies, Inc.*                    12,200           226      Banknorth Group, Inc.                    16,700           387
Nabors Industries*                          1,900            66      Cathay Bancorp, Inc.                      2,000            81
Patterson-UTI Energy, Inc.*                 9,300           269      Charter One Financial                     7,000           212
Pride  International*                      10,200           142      Commerce Bancorp, Inc.                   10,600           487
Rowan Companies, Inc.                      11,900           243      Cullen/Frost Bankers, Inc.                7,900           274
                                                     ----------      First Virginia Banks                      1,600            60
                                                            989      Fleet Boston Financial Group             20,200           472
Oil & Gas - Exploration & Production - 1.3%                          Golden West Financial                     4,900           338
EOG Resources                               1,300            48      Greenpoint Financial Corp.                6,000           261
Kerr-McGee                                  1,100            48      Hibernia Corp.                            3,800            75
Houston Exploration Co.*                    9,000           276      Hudson City Bancorp, Inc.                 2,400            45
Murphy Oil                                    600            50      Huntington Bancshares                     6,900           130
Ocean Energy, Inc.                          2,300            43      North Fork Bancorporation                 1,100            42
Patina Oil & Gas                           15,000           437      Northern Trust Corp.                      3,300           115
Pioneer Natural Resources*                  1,700            42      PNC Bank Corp.                            4,400           179
Pogo Producing                              1,500            54      Regions Financial Corp.                   7,600           257
Unocal Corp.                                8,300           229


                                       See accompanying notes to the financial statements

                                                               26

                                                          Asset Allocation Fund
                                                         Schedule of Investments
                                                            October 31, 2002

In thousands, except shares              Shares        Value                                                Shares        Value
                                       ----------    ----------                                           ----------    ----------

Silicon Valley Bancshares*                 13,600    $      256      Insurance - Life & Health - 0.2%
Sovereign Bancorp                          16,300           230      AFLAC Inc.                                6,800    $      207
TCF Financial                               1,200            51
UCBH Holdings, Inc.                         5,600           235      Insurance - Property & Casualty - 0.2%
UnionBanCal Corporation                     1,000            43      Allstate Corp.                            3,900           155
Wachovia Corp.                              1,200            42      First American Corporation                2,100            43
Wells Fargo & Company                      15,700           792      Progressive Corp.                         1,400            77
                                                     ----------                                                         ----------
                                                          6,287                                                                275
Consumer Finance - 0.1%                                              Real Estate Investment Trusts - 1.6%
Countrywide Credit Industries               1,500            75      CBL & Associates Properties               1,500            55
MBNA Corp.                                  2,100            43      Chelsea Property Group, Inc.             13,700           446
                                                     ----------      Developers Divers. Realty                16,400           351
                                                            118      General Growth Props, Inc.                2,600           125
Diversified Financial Services - Major - 3.5%                        Pan Pacific Retail Props, Inc.            5,700           191
American Express                           17,100           622      Regency Centers Corp.                    14,200           444
Capital One Financial                       3,400           104      Weingarten Realty Investors               8,200           305
Charles Schwab                              7,000            64                                                         ----------
Citigroup, Inc.                            45,000         1,663                                                              1,917
Fannie Mae                                  9,000           602                                                         ----------
Federal Home Loan Mtg.                      5,900           363
Franklin Resources                          1,200            40      Total Common Stocks - Financials - 12.1%               14,436
Goldman Sachs Group, Inc.                   1,400           100
Merrill Lynch                               3,900           148      Common Stocks - Health Care
Morgan Stanley, Dean Witter                 3,100           121      Biotechnology - 0.2%
State Street Corp.                          6,700           277      Amgen*                                    5,000           233
Thornburg Mortgage, Inc.                    2,200            42
                                                     ----------      Health Care Equipment - 0.3%
                                                          4,146      American Medical Systems*                 2,800            39
Insurance - Brokers - 0.1%                                           Boston Scientific*                        1,800            68
Marsh & McLennan                            3,300           154      Medtronic, Inc.                           4,200           188
                                                                     Varian Medical Services*                    900            43
Insurance - Multi-Line - 1.1%                                                                                           ----------
American International Group               21,300         1,332                                                                338


                                       See accompanying notes to the financial statements

                                                               27

                                                          Asset Allocation Fund
                                                         Schedule of Investments
                                                            October 31, 2002

In thousands, except shares              Shares        Value                                                Shares        Value
                                       ----------    ----------                                           ----------    ----------

Health Care Facilities - 0.2%                                        Common Stocks - Industrials
HCA, Inc.                                   3,800    $      165      Aerospace & Defense - 0.2%
Province Healthcare Company*                2,900            38      L-3 Communications Hldgs.*                2,100    $       99
Tenet Healthcare Corp.*                     3,600           104      Raytheon Co.                              4,900           145
                                                     ----------                                                         ----------
                                                            307                                                                244
Health Care Supplies - 0.1%                                          Business Services - 0.1%
Bausch & Lomb                               2,400            75      Corporate Exec. Board Co.*                4,900           163

Managed Health Care - 2.3%                                           Diversified Commercial Services - 0.1%
Aetna, Inc.                                12,900           520      Convergys Corporation*                    6,100            91
Coventry Health Care Inc.*                 10,800           361
First Health Group*                         9,700           252      Industrial Conglomerates - 1.9%
Health Net, Inc. *                          3,800            89      General Electric                         81,800         2,065
Humana, Inc. *                             17,800           217      Tyco International                       11,400           165
Mid Atlantic Medical Svcs *                 4,100           149                                                         ----------
Oxford Health Plans, Inc.*                 10,500           373                                                              2,230
UnitedHealth Group, Inc.                    6,200           564      Trucking - 0.0%
WellPoint Health Networks*                  2,900           218      Yellow Corp.*                             1,800            50
                                                     ----------                                                         ----------
                                                          2,743
Pharmaceuticals - Major - 4.8%                                       Total Common Stocks - Industrials - 2.3%                2,778
Abbott Labs                                 4,100           172
Bristol-Myers Squibb                       18,000           443      Common Stocks - Information Technology
Eli Lilly & Co.                            10,500           583      Computer Hardware - 1.4%
Johnson & Johnson Co.                      19,600         1,152      Dell Computer*                           15,600           446
Merck & Co.,                               20,700         1,123      Hewlett-Packard Company                  22,100           349
Pfizer, Inc.                               49,800         1,582      IBM                                      10,700           845
Schering-Plough                            20,200           431                                                         ----------
Wyeth                                       9,300           312                                                              1,640
                                                     ----------      Internet Software & Services - 0.4%
                                                          5,798      Hotels.com*                               7,100           443
                                                     ----------
                                                                     IT Consulting & Services - 0.2%
Total Common Stocks - Health Care - 7.9%                  9,494      Computer Sciences Corp.*                  1,300            42
                                                                     Interactive Data Corp.*                  14,900           216
                                                                                                                        ----------
                                                                                                                               258
                                       See accompanying notes to the financial statements

                                                               28

                                                          Asset Allocation Fund
                                                         Schedule of Investments
                                                            October 31, 2002

In thousands, except shares              Shares        Value                                                Shares        Value
                                       ----------    ----------                                           ----------    ----------

Networking Equipment - 0.4%                                          Common Stocks - Telecommunication Services
Cisco Systems, Inc.*                       46,900    $      524      Telecommunication Services - Integrated - 1.7%
                                                                     Alltel Corporation                        3,800    $      189
Semiconductors - 0.8%                                                AT&T Corp.                               24,300           317
Intel Corporation                          55,600           962      BellSouth Corporation                    13,200           345
                                                                     SBC Communications, Inc.                 23,200           595
Systems Software - 1.9%                                              Verizon Communications                   17,900           676
Microsoft Corp.*                           37,000         1,978                                                         ----------
Oracle Corp.*                              28,500           290                                                              2,122
                                                     ----------      Wireless Telecommunication Services - 0.1%
                                                          2,268      AT&T Wireless Services*                  14,800           102
Telecommunications Equipment - 0.2%                                                                                     ----------
QUALCOMM, Inc.*                             3,600           124
Tellabs, Inc.*                             12,700            98      Total Common Stocks -
                                                     ----------      Telecommunication Services - 1.8%                       2,224
                                                            222
                                                     ----------      Common Stocks - Utilities
Total Common Stocks -                                                Electric Utilities - 1.1%
  Information Technology - 5.3%                           6,317      Allegheny Energy                         15,200            87
                                                                     American Electric Power                  21,700           556
Common Stocks - Materials                                            CenterPoint Energy, Inc.                 15,300           108
Diversified Chemicals - 0.2%                                         CMS Energy                               14,300           112
Dow Chemical                                4,400           114      Constellation Energy Group                1,700            43
E.I. DuPont de Nemours                      1,000            41      Edison International*                     6,200            62
Millennium Chemicals, Inc.                  7,900            73      PG&E Corporation*                        10,800           117
                                                     ----------      PPL Corp.                                 3,100           107
                                                            228      Xcel Energy, Inc.                         9,500            99
Fertilizers & Agricultural Chemicals - 0.1%                                                                             ----------
IMC Global, Inc.                            4,600            51                                                              1,291

Paper Products - 0.1%                                                Gas Utilities - 0.1%
Bowater Incorporated                        2,900            98      NiSource, Inc.                            7,100           117
Smurfit-Stone Container Corp.*              5,500            72                                                         ----------
                                                     ----------
                                                            170      Total Common Stocks - Utilities - 1.2%                  1,408
                                                     ----------                                                         ----------

Total Common Stocks - Materials - 0.4%                      449      Total Common Stocks - 56.1%
                                                                     (cost - $65,287)                                       67,130

                                       See accompanying notes to the financial statements

                                                               29

                                                          Asset Allocation Fund
                                                         Schedule of Investments
                                                            October 31, 2002

                                       Principal
                                        Amount                                                            Principal
In thousands, except shares            or Shares       Value                                                Amount        Value
                                       ----------    ----------                                           ----------    ----------

U.S. GOVERNMENT SECURITIES                                           COMMERCIAL PAPER
U.S. Government Agencies - 2.5%                                      Conglomerates -2.5%
Federal National Mortgage Association                                General Electric Company
6.625%        due  11/15/2030           $   1,100    $    1,247      1.720%       due  11/01/2002            $ 3,000    $    3,000
Tennessee Valley Authority                                           Diversified Financial Services - 4.6%
6.250%        due  12/15/2017               1,600         1,795      American Express Company
                                                     ----------      1.720%       due  11/01/2002              5,500         5,500
                                                          3,042      Insurance - Life & Health - 4.6%
U.S. Government Obligations - 26.4%                                  Prudential Financial, Inc.
U.S. Treasury Bills/Notes                                            1.730%       due  11/01/2002              5,500         5,500
1.890%        due  11/29/2002              18,168        18,148                                                         ----------
7.250%        due  05/15/2016               1,600         2,020
8.750%        due  05/15/2017               2,850         4,057      Total Commercial Paper - 11.7%
8.750%        due  05/15/2020               2,450         3,547      (cost - $14,000)                                       14,000
6.250%        due  05/15/2030               3,250         3,775
                                                     ----------
                                                         31,547      DEMAND NOTE
                                                     ----------
Total U.S. Government Securities - 28.9%                             Banks - 0.0%
(cost - $33,129)                                         34,589      U.S. Bancorp
                                                                     1.540%       due  11/01/2002
EXCHANGE TRADED FUNDS - 2.9%                                         (cost - $8)                                   8             8
NASDAQ 100 Trust*                          83,300         2,045                                                         ----------
SPDR Trust                                 15,100         1,337      TOTAL INVESTMENTS - 99.6%
                                                     ----------      (cost - $115,849)                                     119,109
(cost - $3,425)                                           3,382
                                                                     Other assets, less liabilities - 0.4%                     500
                                                                                                                        ----------

                                                                     TOTAL NET ASSETS - 100.0%                          $  119,609
                                                                                                                        ==========


                                                                     * Non-income producing security

                                       See accompanying notes to the financial statements

                                                               30

                              Asset Allocation Fund
                              Financial Highlights

                                                            Year            Year            Year
                                                            ended           ended           ended
Selected per share data                                    10/31/02        10/31/01        10/31/00
                                                         -----------     -----------     -----------
Net asset value, beginning of year ...............       $     13.16           17.04           17.62


Income (loss) from investment operations:
       Net investment income .....................              0.29            0.34            0.38
       Net realized and unrealized gain (loss) ...             (0.40)          (2.35)           1.61
                                                         -----------     -----------     -----------
Total income (loss) from investment operations ...             (0.11)          (2.01)           1.99


Less distributions:
       Dividends from net investment income ......              0.29            0.35            0.38
       Distributions from net realized gain ......              0.00            1.52            2.19
                                                         -----------     -----------     -----------
Total distributions ..............................              0.29            1.87            2.57
                                                         -----------     -----------     -----------


Net asset value, end of year .....................       $     12.76           13.16           17.04
                                                         ===========     ===========     ===========


Total return .....................................             (0.86)%        (13.06)%         11.82%
                                                         ===========     ===========     ===========


Ratios and supplemental data:
Net assets, end of year (in thousands) ...........       $   119,609         135,712         186,901
Ratio to average net assets of:
       Expenses, net of waivers and reimbursements              0.58%           0.37%           0.36%
       Expenses, before waivers and reimbursements              0.58%           0.37%           0.66%
       Net investment income, net of waivers
            and reimbursements ...................              2.17%           2.24%           2.21%
       Net investment income, before waivers
            and reimbursements ...................              2.17%           2.24%           1.91%
Portfolio turnover rate ..........................               346%             32%             63%

               See accompanying notes to the financial statements

                              Asset Allocation Fund
                        Financial Highlights (continued)

                                                                         Year           Year
                                                                         ended          ended
Selected per share data                                                 10/31/99       10/31/98
                                                                      -----------    -----------
Net asset value, beginning of year ............................       $     15.72          16.60


Income from investment operations:
       Net investment income ..................................              0.40           0.39
       Net realized and unrealized gain (loss) ................              1.93          (0.32)
                                                                      -----------    -----------
Total income from investment operations .......................              2.33           0.07


Less distributions:
       Dividends from net investment income ...................              0.43           0.35
       Distributions from net realized gain ...................              0.00           0.60
                                                                      -----------    -----------
Total distributions ...........................................              0.43           0.95
                                                                      -----------    -----------


Net asset value, end of year ..................................       $     17.62          15.72
                                                                      ===========    ===========


Total return ..................................................             14.91%          0.21%
                                                                      ===========    ===========


Ratios and supplemental data:
Net assets, end of year (in thousands) ........................       $   164,429        209,630
Ratio to average net assets of:
       Expenses, net of waivers and reimbursements ............              0.36%          0.36%
       Expenses, before waivers and reimbursements ............              0.76%          0.76%
       Net investment income, net of waivers and reimbursements              2.14%          2.33%
       Net investment income, before waivers and reimbursements              1.74%          1.93%
Portfolio turnover rate .......................................                46%            64%

               See accompanying notes to the financial statements

                                    Aon Funds
                        Notes to the Financial Statements

1. Description of Entity

Aon Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as an open-end, diversified, management investment company. The Trust consists of three Funds: the Money Market Fund, the Government Securities Fund, and the Asset Allocation Fund. There are an unlimited number of shares authorized with no par value.

On October 1, 2002, The Board of Trustees approved a plan of termination and liquidation to terminate, dissolve and liquidate the Trust. The Trust paid liquidating distributions on December 3, 2002.

The Money Market Fund of the Trust is designated a "Money Market Fund", and must adhere to the guidelines governing such funds as described in Rule 2a-7 under the Investment Company Act of 1940. Pursuant to that Rule, the Money Market Fund seeks to maintain a constant net asset value of $1.00 per share on a daily basis.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds used in the preparation of their financial statements.

    a) Security Valuation - Securities for which quotations are readily available are valued at the last reported sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which they are principally traded. Securities for which market quotations are not available are stated at fair value as determined in good faith under procedures established by the Board of Trustees. Debt securities are valued by an independent pricing service that utilizes electronic data processing techniques, including a "matrix system", to derive evaluated bid prices. Futures are valued at the settlement price established each day on the exchange on which they are traded. Investments held by the Money Market Fund, and short-term debt instruments held by other Funds, are stated at amortized cost which approximates fair value.

    b) Investment Transactions and Income - Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Interest income, which includes amortization of premiums and discounts, is recorded on the accrual basis and dividend income is recorded on the ex-dividend date, except for foreign dividends which are recorded when the information becomes available. Realized gains and losses on investments are determined based on an identified cost basis.

    c) Distributions to Shareholders - Distributions of net investment income and net realized gains, if any, are determined in accordance with income tax regulations. Dividends are declared daily and paid monthly for the Money Market Fund, declared and paid monthly for the Government Securities Fund, and declared and paid quarterly for the Asset Allocation Fund.

    d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

                                    Aon Funds
                        Notes to the Financial Statements

    e) Repurchase Agreement - During the term of a repurchase agreement, collateral with a market value greater than or equal to the market value of the repurchase agreement is held by the Fund's custodian.

3. Investment Advisory Fees and Other Transactions with Affiliates

Under the terms of the investment advisory agreement with Aon Advisors, Inc. (the "Investment Advisor"), a subsidiary of Aon Corporation, investment advisory fees are accrued daily and paid monthly at the following annual rates, stated as a percentage of average daily net assets:

Money Market Fund                .10%
Government Securities Fund       .10%
Asset Allocation Fund            .75% of the first $25 million;
                                 .60% of the next $25 million;
                                 .45% of the next $50 million;
                                 and .35% of amounts in excess of $100 million

The Investment Advisor has also agreed to waive its fees and reimburse each Fund to the extent total annualized expenses exceed the following amounts, stated as a percentage of average daily net assets:

Money Market Fund                1.00%
Government Securities Fund       1.50% of the first $30 million;
                                 and 1.25% in excess of $30 million
Asset Allocation Fund            1.25%

The Trust has entered into an administration agreement with the Investment Advisor to provide certain administrative services for the Trust. Under this agreement, the Trust pays the Investment Advisor an annual fee of .05% of the first $500 million of average daily net assets of each Fund and .04% of the average daily net assets of each Fund in excess of $500 million.

Certain officers and trustees of the Trust are also officers and directors of the Investment Advisor. These officers and trustees serve without direct compensation from the Trust. During the year ended October 31, 2002, the Trust incurred expenses totaling $75,188 for compensation of unaffiliated trustees.

                                    Aon Funds
                        Notes to the Financial Statements

4. Income Taxes

Each Fund intends to qualify as a "regulated investment company" under the provision of Subchapter M of the Internal Revenue Code of 1986, as amended, and thereby, under the provisions of the income tax laws available to regulated investment companies, be relieved of substantially all income taxes. Therefore, no provision has been made for Federal or State income taxes. The Government Securities Fund has a capital loss carryover of $129,849 for the year ended October 31, 2000 and the Asset Allocation Fund has a capital loss carryover of $1,374,327 for the year ended October 31, 2001 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, they will expire in the years 2008 and 2009, respectively.

The Internal Revenue Code imposes certain distribution requirements on regulated investment companies. Ordinarily those distribution requirements are met through dividend payments. However, because the Trust paid liquidating distributions to all shareholders on December 3, 2002, the distribution requirements are considered met.

At October 31, 2002, the identified cost of investments for federal income tax purposes was as follows:

    In thousands

    Money Market Fund                             $   1,509,362
    Government Securities Fund                    $     136,508
    Asset Allocation Fund                         $     117,147

The gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at October 31, 2002 were as follows:

                                              Government         Asset
    In thousands                              Securities       Allocation
                                                 Fund             Fund
                                            ---------------  ---------------

    Gross unrealized appreciation           $        3,694            5,431
    Gross unrealized depreciation                        0           (3,094)
                                            ---------------  ---------------

Net unrealized appreciation                 $        3,694            2,337
                                            ===============  ===============

5. Investments

Investment transactions for the year ended October 31, 2002, including maturities and excluding short-term investments, were as follows:

                                                                 Proceeds
    In thousands                               Purchases        from sales
                                             ---------------  ---------------

    Government Securities Fund               $      200,082          255,749
    Asset Allocation Fund                    $      396,832          434,184

                                    Aon Funds
                        Notes to the Financial Statements

6. Capital Share Transactions

Capital stock transactions were as follows:

                                            Money Market                  Government Securities
In thousands                                    Fund                              Fund
                                       Shares           Amount           Shares           Amount
                                   ---------------  ---------------  ---------------  ---------------
Balance at October 31, 2000             1,385,643        1,385,643           17,662          182,402

    Shares sold                         9,581,253        9,581,253            8,973           91,659
    Dividend reinvestments                 38,902           38,902              949            9,720
                                   ---------------  ---------------  ---------------  ---------------
    Total issued                        9,620,155        9,620,155            9,922          101,379
    Shares redeemed                    (9,296,970)      (9,296,970)          (6,107)         (62,496)
                                   ---------------  ---------------  ---------------  ---------------
    Net change in shares                  323,185          323,185            3,815           38,883
                                   ---------------  ---------------  ---------------  ---------------

Balance at October 31, 2001             1,708,828        1,708,828           21,477          221,285

    Shares sold                        11,233,956       11,233,956            2,489           25,798
    Dividend reinvestments                 14,634           14,634              670            6,897
                                   ---------------  ---------------  ---------------  ---------------
    Total issued                       11,248,590       11,248,590            3,159           32,695
    Shares redeemed                   (11,449,266)     (11,449,266)         (11,285)        (116,186)
                                   ---------------  ---------------  ---------------  ---------------
    Net change in shares                 (200,676)        (200,676)          (8,126)         (83,491)
                                   ---------------  ---------------  ---------------  ---------------

Balance at October 31, 2002             1,508,152   $    1,508,152           13,351   $      137,794
                                   ===============  ===============  ===============  ===============

                                           Asset Allocation
                                                Fund
                                       Shares           Amount
                                   ---------------  ---------------
Balance at October 31, 2000                10,966          139,716

    Shares sold                             1,897           27,931
    Dividend reinvestments                  1,327           20,087
                                   ---------------  ---------------
    Total issued                            3,224           48,018
    Shares redeemed                        (3,878)         (56,746)
                                   ---------------  ---------------
    Net change in shares                     (654)          (8,728)
                                   ---------------  ---------------

Balance at October 31, 2001                10,312          130,988

    Shares sold                             1,490           19,885
    Dividend reinvestments                    218            2,885
                                   ---------------  ---------------
    Total issued                            1,708           22,770
    Shares redeemed                        (2,646)         (35,118)
                                   ---------------  ---------------
    Net change in shares                     (938)         (12,348)
                                   ---------------  ---------------

Balance at October 31, 2002                 9,374   $      118,640
                                   ===============  ===============

                                    Aon Funds
                        Notes to the Financial Statements

7. Futures Contracts

The Asset Allocation Fund invests in stock index and interest rate futures contracts to rapidly adjust the Fund's asset allocation to achieve a desired asset class mix, or in anticipation of investing cash balances or cash flows into the Fund in appropriate common stocks or bonds or liquidating appropriate common stocks or bonds to meet redemption requests.

The use of futures contracts can lower the transaction costs of the Fund. The Fund bears the market risk arising from changes in the value of the futures contracts. At the time the Fund enters into a futures contact, it is required to make an initial margin deposit with the broker of a specified amount of cash or eligible securities. Subsequently, additional daily variation margin receipts and payments are made, as required, as the market price of the futures contract fluctuates and gains or losses are recorded. The statement of operations reflects gains and losses as realized for closed futures contracts and as unrealized for open futures contracts.

At October 31, 2002, the Asset Allocation Fund had the following open futures contracts:

                                              Contract               Unrealized
                                               Amount      Value        Gain
                                             ----------  ---------  ------------

Index Futures Buy Contracts:
S&P 500 Index, December 02; 134 contracts    $  29,286     29,661           375
                                                                    ============